Schedule II - Condensed Financial Information of Parent - Income Taxes (Details) (Parent Issuer, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Parent Issuer
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Deferred income taxes	$ 127.4	$ 263.0